FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Risk-rating Analysis (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Trading Securities, Available-for-sale and Held-to-maturity Investments [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 45,431,224	S/ 48,952,540
Percentage of financial assets		100.00%	100.00%
AAA [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 242,679	S/ 303,831
Percentage of financial assets		0.50%	0.60%
AAA [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 2,313,750	S/ 1,723,289
Percentage of financial assets		5.10%	3.50%
AA- a AA+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 311,810	S/ 62,287
Percentage of financial assets		0.70%	0.10%
AA- a AA+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 1,201,340	S/ 1,508,978
Percentage of financial assets		2.60%	3.10%
A- to A+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	[1]	S/ 1,931,461	S/ 5,182
Percentage of financial assets	[1]	4.30%	0.00%
A- to A+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 1,356,963	S/ 2,172,071
Percentage of financial assets		3.00%	4.40%
BBB- to BBB+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 18,828,927	S/ 21,050,591
Percentage of financial assets		41.50%	43.10%
BBB- to BBB+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 4,322,363	S/ 4,642,916
Percentage of financial assets		9.50%	9.50%
BB- to BB+ [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 454,480	S/ 694,398
Percentage of financial assets		1.00%	1.40%
BB- to BB+ [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 2,790,835	S/ 3,357,991
Percentage of financial assets		6.10%	6.90%
Lower and Equal to +B [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 0	S/ 82,395
Percentage of financial assets		0.00%	0.20%
Lower and Equal to +B [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 132,760	S/ 119,379
Percentage of financial assets		0.30%	0.20%
BCRP Certificates of Deposit [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets	[2]	S/ 7,019,479	S/ 9,448,574
Percentage of financial assets	[2]	15.50%	19.30%
Listed and Unlisted Securities [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 344,842	S/ 384,243
Percentage of financial assets		0.80%	0.80%
Listed and Unlisted Securities [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 34,182	S/ 84,428
Percentage of financial assets		0.10%	0.20%
Restricted Mutual Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 351,317	S/ 365,954
Percentage of financial assets		0.80%	0.70%
Investment Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 628,476	S/ 295,480
Percentage of financial assets		1.40%	0.60%
Investment Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 257,098	S/ 236,367
Percentage of financial assets		0.60%	0.50%
Mutual Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 76,111	S/ 20,672
Percentage of financial assets		0.20%	0.00%
Mutual Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 1,505,939	S/ 1,553,561
Percentage of financial assets		3.30%	3.20%
Participations of RAL Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 167,781	S/ 323,139
Percentage of financial assets		0.40%	0.70%
Hedge Funds [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 0	S/ 24,275
Percentage of financial assets		0.00%	0.00%
Hedge Funds [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 280	S/ 152,541
Percentage of financial assets		0.00%	0.30%
Other Instruments [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 237,174	S/ 39,035
Percentage of financial assets		0.50%	0.10%
Other Instruments [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 921,177	S/ 300,963
Percentage of financial assets		1.80%	0.60%
Subtotal [Member] | In Peru [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 30,426,756	S/ 32,776,917
Percentage of financial assets		67.20%	66.90%
Subtotal [Member] | In Other Countries [Member]
Analysis of Risk-rating of Investments [Abstract]
Financial assets		S/ 15,004,468	S/ 16,175,623
Percentage of financial assets		32.80%	33.10%

[1]	The increase in the balance is mainly due to the acquisition of new financial instruments rated A- to A+.
[2]	The decrease in the balance is mainly due to the maturity of these instruments, see notes, 6(a)(vi) and 6(b)(iii).